SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uncertain tax positions	$ 0	$ 0	$ 0	$ 2,800,000